Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Accounts receivable	779,636	1,393,762
Allowance for expected credit losses	(326,813)	(323,511)
Accounts receivable, net	452,823	1,070,251

Schedule of Allowance for Expected Credit Losses

Movements of allowance for expected credit losses were as follows:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Balance, beginning of the year/period	13,864	326,813
Addition	311,539	—
Exchange realignment	1,410	(3,302)
Balance, end of year/period	326,813	323,511